STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 25, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance - August 26, 2020 (inception) (in Shares) at Aug. 25, 2020		0	0
Issuance of Class B common stock to Sponsor	[1]		$ 1,438	23,562		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		14,375,000
Sale of 50,000,000 units in Initial Public Offering, less fair value of public warrants, net of offering costs, as restated		$ 5,000		464,673,389		464,678,389
Sale of 50,000,000 units in Initial Public Offering, less fair value of public warrants, net of offering costs, as restated (in shares)		50,000,000
Forfeiture of Class B common stock	[1]		$ (188)	188
Forfeiture of Class B common stock (in shares)	[1]		(1,875,000)
Class A common stock subject to possible redemption, as restated		$ (4,489)		(448,848,381)		(448,852,870)
Class A common stock subject to possible redemption, as restated (in shares)		(44,885,287)
Net loss					(10,850,513)	(10,850,513)
Balance at the end at Dec. 31, 2020		$ 511	$ 1,250	15,848,758	(10,850,513)	5,000,006
Balance - December 31, 2020, as restated (in Shares) at Dec. 31, 2020		5,114,713	12,500,000
Class A common stock subject to possible redemption, as restated		$ (511)		(15,825,008)	35,478,970	(51,304,489)
Class A common stock subject to possible redemption, as restated (in shares)		(5,114,713)
Net loss					(2,418,806)	(2,418,806)
Balance at the end at Mar. 31, 2021			$ 1,250	$ 23,750	$ (48,748,289)	$ (48,723,289)

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).